Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	[1],[2]	$ 125,948	$ 60,658
Accounts receivable and accrued revenues	[1]	59,465	30,361
Capitalized voyage expenses		2,799	1,395
Prepaid expenses		10,550	6,162
Derivative financial assets	[3]	3,759	0
Bunker inventory		33,069	33,396
Total current assets		235,589	131,972
Non-current assets
Vessels		1,261,998	1,467,846
Advances for vessel upgrades		4,583	372
Other property, plant and equipment		4,949	3,766
Goodwill		1,356	0
Investment in associate company		0	5,406
Total non-current assets		1,272,885	1,477,391
Total assets		1,508,474	1,609,362
Current liabilities
Accounts payable and accrued expenses	[1]	29,398	19,662
Derivative financial liabilities	[3]	0	7,002
Current portion long-term debt	[1]	29,626	9,792
Other current liabilities		1,178	624
Deferred shipping revenues		4,172	4,865
Total current liabilities		64,374	41,944
Non-current liabilities
Long-term debt	[1]	367,069	512,507
Derivative financial liabilities	[3]	0	4,222
Other non-current liabilities		3,545	3,330
Total non-current liabilities		370,614	520,059
Total liabilities		434,988	562,003
Equity
Common stock at par value		1,627	1,661
Additional paid-in capital		1,243,754	1,264,000
Accumulated deficit		(180,664)	(222,405)
Translation differences		138	101
Other reserves		3,623	3,968
Total equity attributable to the Company		1,068,478	1,047,326
Non-controlling interest		5,008	34
Total equity		1,073,486	1,047,359
Total liabilities and equity		$ 1,508,474	$ 1,609,362

[1]	Amortized cost.
[2]	Cash and cash equivalents include $316 thousand in restricted cash in 2022 and $289 thousand in 2021, including employee withholding tax.
[3]	Fair value through profit or loss.